Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor	Customers representing 10% or more of the Company’s revenue for the three months ended March 31, 2026 and 2025 were as follows:

	Three Months Ended March 31,
	2026	2025
Customer A	—%	68%
Customer B	82%	12%
Customers that represented 10% or greater of the Company’s accounts receivable balance were as follows as of the periods presented:

	December 31,
	2025	2024
Customer A	—%	78%
Customer B	89%	—%
Customers representing 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Customer A	26%	89%	89%
Customer B	46%	—%	—%

Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Equipment and hardware	$19,403	$14,708
Leasehold improvements	7,317	7,317
Vehicles	7,297	7,297
Technology infrastructure	3,213	3,195
Other	816	804
Total property and equipment	38,046	33,321
Less: accumulated depreciation	(18,632)	(17,151)
Construction in progress	10,332	10,383
Total property and equipment, net	$29,746	$26,553
Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment and hardware	3 - 5 years
Other	3 - 5 years
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2025	2024
Leasehold improvements	$7,317	$7,261
Vehicles	7,297	6,331
Technology infrastructure	3,195	2,912
Equipment and hardware	14,708	2,524
Other	804	694
Total property and equipment	33,321	19,722
Less: accumulated depreciation	(17,151)	(13,980)

Construction in progress	10,383	981
Total property and equipment, net	$26,553	$6,723